Expense Example - U.S. Large Cap Value Plus ETF - ETF	Jul. 13, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	$ 352